Fees Summary	Mar. 06, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 6,486,835,000.00
Previously Paid Amount	0.00
Total Fee Amount	895,831.92
Total Offset Amount	0.00
Net Fee	895,831.92
Narrative - Max Aggregate Offering Price	$ 6,486,835,000.00
Narrative - Max Aggregate Offering Amount | shares	6,500,000,000
Final Prospectus	true